Consolidated Statements of Income In Thousands, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Net sales:
Products	$ 11,256,181	¥ 934,263,000	¥ 964,564,000	¥ 1,027,694,000
Post sales and rentals	10,880,675	903,096,000	952,676,000	955,490,000
Other revenue	1,260,891	104,654,000	99,097,000	108,512,000
Total	23,397,747	1,942,013,000	2,016,337,000	2,091,696,000
Cost of sales:
Products	7,785,470	646,194,000	681,986,000	710,892,000
Post sales and rentals	5,160,253	428,301,000	433,781,000	440,510,000
Other revenue	933,060	77,444,000	78,227,000	85,908,000
Total	13,878,783	1,151,939,000	1,193,994,000	1,237,310,000
Gross profit	9,518,964	790,074,000	822,343,000	854,386,000
Selling, general and administrative expenses	8,793,711	729,878,000	756,346,000	779,850,000
Operating income	725,253	60,196,000	65,997,000	74,536,000
Other (income) expenses:
Interest and dividend income	(35,976)	(2,986,000)	(3,472,000)	(5,227,000)
Interest expense	102,385	8,498,000	8,144,000	5,863,000
Foreign currency exchange loss, net	83,735	6,950,000	4,756,000	15,575,000
Losses on impairment of securities	22,217	1,844,000	169,000	26,837,000
Other, net	5,904	490,000	(1,124,000)	549,000
Total	178,265	14,796,000	8,473,000	43,597,000
Income before income taxes and equity in earnings of affiliates	546,988	45,400,000	57,524,000	30,939,000
Provision for income taxes:
Current	261,024	21,665,000	27,495,000	27,321,000
Deferred	11,518	956,000	183,000	(5,163,000)
Total	272,542	22,621,000	27,678,000	22,158,000
Equity in earnings (losses) of affiliates	(265)	(22,000)	6,000	71,000
Net income	274,181	22,757,000	29,852,000	8,852,000
Net income attributable to noncontrolling interests	37,434	3,107,000	1,979,000	2,322,000
Net income attributable to Ricoh Company, Ltd.	$ 236,747	¥ 19,650,000	¥ 27,873,000	¥ 6,530,000
Per share of common stock:
Basic	$ 0.33	¥ 27.08	¥ 38.41	¥ 9.02
Diluted	$ 0.32	¥ 26.53	¥ 37.36	¥ 8.75
Cash dividends paid	$ 0.40	¥ 33.00	¥ 31.50	¥ 35.00
Per American Depositary Share, each representing 5 shares of common stock:
Basic	$ 1.63	¥ 135.40	¥ 192.05	¥ 45.10
Diluted	$ 1.60	¥ 132.65	¥ 186.80	¥ 43.75
Cash dividends paid	$ 1.99	¥ 165.00	¥ 157.50	¥ 175.00